Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income Per Unit - Basic and Diluted (Table)

BASIC AND DILUTED	2024	2023	2022
Numerators
Company’s net income from continuing operations	$54,609	$7,090	$86,328
Less:
General Partner’s interest in Company’s net income	186	45	1,483
Deemed dividend to General Partner	46,184	—	—
Company’s net income allocable to unvested shares	201	27	2,436
Net income attributable to common shareholders	$8,038	$7,018	$82,409
Denominators
Weighted average number of common shares outstanding, basic and diluted	56,094,666	21,182,471	19,325,030
Net income per common share:
Basic and Diluted (in United States Dollars)	$0.14	$0.33	$4.26